Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 05, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Related Party Transactions
Accounts receivable		$ 36,188	$ 177,064	$ 1,014,072
Affiliated Related Parties
Related Party Transactions
Product revenues		16,889	80,000
Accounts receivable		$ 9,616	$ 63,290
Affiliated Related Parties | Bridge Loans
Related Party Transactions
Related party borrowings	$ 500,000
Related party borrowings, variable rate on notes	3.00%
Related party borrowings, base rate on notes	6.25%